Putnam International Value Fund
The fund's portfolio
9/30/22 (Unaudited)

COMMON STOCKS (95.1%)(a)
	Shares	Value
Aerospace and defense (1.0%)
BAE Systems PLC (United Kingdom)	220,753	$1,939,498

		1,939,498
Air freight and logistics (1.1%)
Deutsche Post AG (Germany)	71,729	2,182,598

		2,182,598
Airlines (1.3%)
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	779,912	2,510,556

		2,510,556
Auto components (1.0%)
Magna International, Inc. (Canada)	41,484	1,967,964

		1,967,964
Automobiles (1.2%)
Yamaha Motor Co., Ltd. (Japan)	123,000	2,304,889

		2,304,889
Banks (17.9%)
AIB Group PLC (Ireland)	1,237,680	2,980,988
Australia & New Zealand Banking Group, Ltd. (Australia)	317,622	4,611,796
BNP Paribas SA (France)	75,929	3,205,521
CaixaBank SA (Spain)	452,436	1,457,928
DBS Group Holdings, Ltd. (Singapore)	106,983	2,473,444
DNB Bank ASA (Norway)	121,306	1,920,511
Hana Financial Group, Inc. (South Korea)	103,501	2,542,032
HSBC Holdings PLC (United Kingdom)	912,291	4,727,407
ING Groep NV (Netherlands)	623,496	5,346,049
Mizuho Financial Group, Inc. (Japan)	111,020	1,199,455
Sumitomo Mitsui Financial Group, Inc. (Japan)	153,400	4,268,761

		34,733,892
Beverages (2.2%)
Asahi Group Holdings, Ltd. (Japan)	53,700	1,665,845
Coca-Cola Europacific Partners PLC (United Kingdom)	61,466	2,619,681

		4,285,526
Building products (0.9%)
Compagnie de Saint-Gobain (France)	47,887	1,707,834

		1,707,834
Capital markets (2.3%)
Quilter PLC (United Kingdom)	1,119,178	1,142,216
UBS Group AG (Switzerland)	236,725	3,419,722

		4,561,938
Chemicals (0.5%)
LANXESS AG (Germany)	35,381	1,036,086

		1,036,086
Construction and engineering (2.7%)
Vinci SA (France)	64,280	5,163,319

		5,163,319
Construction materials (1.1%)
CRH PLC (Ireland)	66,914	2,142,671

		2,142,671
Diversified financial services (2.1%)
Eurazeo SE (France)	35,894	1,874,173
ORIX Corp. (Japan)	156,100	2,195,388

		4,069,561
Diversified telecommunication services (4.2%)
BCE, Inc. (Canada)	47,738	2,001,654
Nippon Telegraph & Telephone Corp. (Japan)	186,300	5,026,003
Telstra Corp., Ltd. (Australia)	495,486	1,214,410

		8,242,067
Electric utilities (2.0%)
Fortum OYJ (Finland)	86,711	1,165,502
SSE PLC (United Kingdom)	157,335	2,667,623

		3,833,125
Electrical equipment (0.1%)
Siemens Energy AG (Germany)	16,461	183,228

		183,228
Food and staples retailing (2.4%)
Koninklijke Ahold Delhaize NV (Netherlands)	111,037	2,827,440
Seven & i Holdings Co., Ltd. (Japan)	45,000	1,807,603

		4,635,043
Food products (1.1%)
JDE Peet's NV (Netherlands)	22,269	649,533
Kerry Group PLC Class A (Ireland)	15,955	1,417,406

		2,066,939
Health-care equipment and supplies (1.4%)
Hoya Corp. (Japan)	28,200	2,711,285

		2,711,285
Hotels, restaurants, and leisure (0.8%)
Compass Group PLC (United Kingdom)	80,301	1,605,154

		1,605,154
Household durables (3.3%)
Cairn Homes PLC (Ireland)	1,250,995	1,004,684
Panasonic Corp. (Japan)	201,700	1,416,441
Sony Group Corp. (Japan)	63,000	4,054,826

		6,475,951
Industrial conglomerates (2.0%)
Siemens AG (Germany)	39,436	3,903,118

		3,903,118
Insurance (8.4%)
AIA Group, Ltd. (Hong Kong)	548,400	4,553,122
Allianz SE (Germany)	12,296	1,945,850
AXA SA (France)	167,654	3,670,743
Prudential PLC (United Kingdom)	241,127	2,369,091
QBE Insurance Group, Ltd. (Australia)	506,537	3,741,868

		16,280,674
Machinery (1.6%)
Minebea Mitsumi, Inc. (Japan)	161,900	2,401,247
NSK, Ltd. (Japan)	149,500	732,558

		3,133,805
Metals and mining (3.3%)
Anglo American PLC (London Exchange) (United Kingdom)	120,472	3,639,264
Rio Tinto PLC (United Kingdom)	50,018	2,709,151

		6,348,415
Multi-utilities (1.6%)
Veolia Environnement SA (France)	162,659	3,086,152

		3,086,152
Multiline retail (1.0%)
Pan Pacific International Holdings Corp. (Japan)	113,800	1,999,692

		1,999,692
Oil, gas, and consumable fuels (8.7%)
BP PLC (United Kingdom)	859,377	4,086,642
Shell PLC (London Exchange) (United Kingdom)	230,415	5,732,793
Suncor Energy, Inc. (Canada)	154,070	4,338,743
TotalEnergies SE (France)	58,079	2,733,774

		16,891,952
Personal products (1.2%)
Unilever PLC (United Kingdom)	51,223	2,259,120

		2,259,120
Pharmaceuticals (5.3%)
AstraZeneca PLC (United Kingdom)	39,084	4,298,070
Euroapi SA (France)(NON)	2,974	49,518
Sanofi (France)	77,988	5,952,066

		10,299,654
Specialty retail (0.9%)
JD Sports Fashion PLC (United Kingdom)	1,530,621	1,671,757

		1,671,757
Technology hardware, storage, and peripherals (2.4%)
Lite-On Technology Corp. (Taiwan)	1,139,000	2,272,616
Samsung Electronics Co., Ltd. (South Korea)	65,043	2,389,896

		4,662,512
Tobacco (1.1%)
Imperial Brands PLC (United Kingdom)	101,837	2,101,486

		2,101,486
Trading companies and distributors (4.7%)
Ferguson PLC (United Kingdom)	16,737	1,742,785
ITOCHU Corp. (Japan)	87,900	2,130,334
Mitsubishi Corp. (Japan)	194,800	5,349,939

		9,223,058
Wireless telecommunication services (2.3%)
KDDI Corp. (Japan)	54,600	1,601,415
Vodafone Group PLC (United Kingdom)	2,567,234	2,891,417

		4,492,832

Total common stocks (cost $221,765,956)		$184,713,351

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes
1.75%, 11/15/29(i)	$174,000	$152,311
0.375%, 11/30/25(i)	13,000	11,541

Total U.S. treasury obligations (cost $163,852)		$163,852

SHORT-TERM INVESTMENTS (5.0%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 3.11%(AFF)	Shares	7,818,170	$7,818,170
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94%(P)	Shares	820,000	820,000
U.S. Treasury Bills 2.440%, 10/11/22(SEGSF)		$600,000	599,673
U.S. Treasury Bills 2.586%, 10/25/22(SEGSF)		300,000	299,535
U.S. Treasury Bills 2.680%, 11/1/22(SEGSF)		100,000	99,785

Total short-term investments (cost $9,637,035)			$9,637,163
TOTAL INVESTMENTS

Total investments (cost $231,566,843)			$194,514,366

	FORWARD CURRENCY CONTRACTS at 9/30/22 (aggregate face value $69,369,636) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/19/22	$1,282,945	$1,362,048	$(79,103)
		Canadian Dollar	Sell	10/19/22	2,576,221	2,752,252	176,031
		Euro	Buy	12/21/22	506,428	519,717	(13,289)
		Japanese Yen	Buy	11/16/22	1,642,736	1,825,901	(183,165)
		New Taiwan Dollar	Sell	11/16/22	1,037,797	1,099,204	61,407
		Swedish Krona	Buy	12/21/22	945,967	1,000,391	(54,424)
		Swiss Franc	Buy	12/21/22	925,103	950,078	(24,975)
	Barclays Bank PLC
		British Pound	Sell	12/21/22	375,378	389,194	13,816
		New Taiwan Dollar	Sell	11/16/22	1,037,797	1,100,713	62,916
	Citibank, N.A.
		Australian Dollar	Buy	10/19/22	315,330	344,790	(29,460)
		British Pound	Sell	12/21/22	907,816	940,327	32,511
		Chilean Peso	Buy	10/19/22	144,805	147,123	(2,318)
		Chilean Peso	Sell	10/19/22	144,805	148,727	3,922
		Danish Krone	Buy	12/21/22	1,273,233	1,316,504	(43,271)
		Singapore Dollar	Buy	11/16/22	385,549	401,778	(16,229)
		Swiss Franc	Sell	12/21/22	254,288	234,182	(20,106)
	Goldman Sachs International
		Australian Dollar	Buy	10/19/22	725,727	770,519	(44,792)
		British Pound	Sell	12/21/22	984,501	1,020,582	36,081
		Euro	Buy	12/21/22	851,443	873,534	(22,091)
		Japanese Yen	Buy	11/16/22	220,419	245,046	(24,627)
		South Korean Won	Sell	11/16/22	1,030,977	1,127,658	96,681
		Swiss Franc	Buy	12/21/22	385,468	395,594	(10,126)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	10/19/22	784,072	832,505	(48,433)
		British Pound	Sell	12/21/22	1,985,882	2,058,891	73,009
		Hong Kong Dollar	Buy	11/16/22	884,005	885,019	(1,014)
		Norwegian Krone	Buy	12/21/22	252,962	279,818	(26,856)
		Swedish Krona	Buy	12/21/22	1,192,900	1,260,856	(67,956)
		Swiss Franc	Buy	12/21/22	408,047	418,976	(10,929)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Sell	10/19/22	580,697	613,077	32,380
		British Pound	Sell	12/21/22	1,881,362	1,950,380	69,018
		Canadian Dollar	Sell	10/19/22	1,402,415	1,538,198	135,783
		Danish Krone	Buy	12/21/22	384,532	397,515	(12,983)
		Hong Kong Dollar	Buy	11/16/22	359,631	359,997	(366)
		Japanese Yen	Sell	11/16/22	934,898	977,892	42,993
		New Zealand Dollar	Buy	10/19/22	271,949	299,256	(27,307)
		Singapore Dollar	Buy	11/16/22	271,591	282,948	(11,357)
		South Korean Won	Sell	11/16/22	4,169,466	4,588,449	418,983
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	10/19/22	1,313,653	1,394,793	(81,140)
		British Pound	Sell	12/21/22	1,181,580	1,225,097	43,517
		Canadian Dollar	Buy	10/19/22	1,036,482	1,097,734	(61,252)
		Euro	Buy	12/21/22	3,530,307	3,622,440	(92,133)
		Japanese Yen	Buy	11/16/22	2,453,465	2,727,701	(274,236)
		Swedish Krona	Buy	12/21/22	241,943	255,873	(13,930)
		Swiss Franc	Buy	12/21/22	2,156,701	2,214,724	(58,023)
	NatWest Markets PLC
		Swedish Krona	Buy	12/21/22	1,173,602	1,241,267	(67,665)
		Swiss Franc	Buy	12/21/22	3,939,275	4,045,048	(105,773)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	10/19/22	547,238	595,187	47,949
		British Pound	Sell	12/21/22	578,382	599,698	21,316
		Canadian Dollar	Sell	10/19/22	2,932,163	3,128,142	195,979
		Israeli Shekel	Buy	10/19/22	1,193,544	1,214,716	(21,172)
		Japanese Yen	Sell	11/16/22	495,752	535,288	39,536
		Singapore Dollar	Buy	11/16/22	256,824	267,588	(10,764)
		Swedish Krona	Buy	12/21/22	689,363	728,627	(39,264)
		Swiss Franc	Buy	12/21/22	465,770	478,365	(12,595)
	Toronto-Dominion Bank
		Australian Dollar	Buy	10/19/22	33,139	35,177	(2,038)
		Canadian Dollar	Buy	10/19/22	575,067	617,500	(42,433)
		Euro	Buy	12/21/22	384,456	394,622	(10,166)
		Japanese Yen	Buy	11/16/22	535,406	543,812	(8,406)
		Swiss Franc	Buy	12/21/22	658,657	676,341	(17,684)
	UBS AG
		British Pound	Buy	12/21/22	704,365	672,707	31,658
		Canadian Dollar	Sell	10/19/22	2,292,669	2,445,401	152,732
		Israeli Shekel	Buy	10/19/22	336,785	342,867	(6,082)
		Swedish Krona	Buy	12/21/22	218,055	230,564	(12,509)
		Swiss Franc	Buy	12/21/22	905,590	928,712	(23,122)
	WestPac Banking Corp.
		Canadian Dollar	Sell	10/19/22	696,611	749,447	52,836
		Japanese Yen	Buy	11/16/22	585,283	650,559	(65,276)

	Unrealized appreciation						1,841,054

	Unrealized (depreciation)						(1,800,840)

	Total						$40,214
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2022 through September 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $194,222,840.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 06/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/22
	Short-term investments
	Putnam Short Term Investment Fund**	$8,480,239	$8,417,724	$9,079,793	$47,236	$7,818,170

	Total Short-term investments	$8,480,239	$8,417,724	$9,079,793	$47,236	$7,818,170
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $854,924.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	24.9%
	Japan	21.1
	France	14.2
	Australia	6.2
	Germany	4.8
	Netherlands	4.6
	United States	4.5
	Canada	4.3
	Ireland	3.9
	South Korea	2.4
	Hong Kong	2.4
	Switzerland	1.8
	Singapore	1.3
	Taiwan	1.2
	Norway	1.0
	Spain	0.8
	Finland	0.6

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,078,450 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $854,924 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$2,001,654	$10,733,245	$—
Consumer discretionary	1,967,964	14,057,443	—
Consumer staples	2,619,681	12,728,433	—
Energy	4,338,743	12,553,209	—
Financials	—	59,646,065	—
Health care	—	13,010,939	—
Industrials	—	29,947,014	—
Information technology	—	4,662,512	—
Materials	—	9,527,172	—
Utilities	—	6,919,277	—

Total common stocks	10,928,042	173,785,309	—
U.S. treasury obligations	—	163,852	—
Short-term investments	820,000	8,817,163	—

Totals by level	$11,748,042	$182,766,324	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$40,214	$—

Totals by level	$—	$40,214	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$78,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com